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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2005
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 Asset Management, LLC
Address: 125 High Street
         Boston, Massachusetts  02110

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

       /s/ Lawrence Longo          Boston, Massachusetts      May 13, 2005
       ------------------------    ---------------------      ------------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                 -------------

Form 13F Information Table Entry Total:               24
                                                 -------------

Form 13F Information Table Value Total:               $99,158
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

{None}


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
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                                                      FORM 13F INFORMATION TABLE
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              COLUMN 1       COLUMN 2   COLUMN 3  COLUMN 4             COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
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                                                                                                                VOTING AUTHORITY
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                              TITLE OF             VALUE     SHRS OR PRN    SH/   PUT/  INVESTMENT    OTHER
           NAME OF ISSUER     CLASS     CUSIP     (X1000)      AMOUNT       PRN   CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
1.  BINDVIEW
    DEVELOPMENT CORP           COM     090327107   7,092     2,162,334    SH               Sole              2,162,334     0      0
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2.  BUCYRUS
    INTERNATIONAL INC          COM     118759109   3,143        80,468    SH               Sole                 80,468     0      0
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3.  CASELLA WASTE SYSTEMS INC  COM     147448104   7,624       576,265    SH               Sole                576,265     0      0
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4.  CASH SYSTEMS INC           COM     14756B102   3,968       531,200    SH               Sole                531,200     0      0
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5.  DIOMED HOLDINGS INC        COM     25454R207     397       100,000    SH               Sole                100,000     0      0
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6.  FOCUS ENHANCEMENTS
    INC                        COM     344159108   5,405     5,459,571    SH               Sole              5,459,571     0      0
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7.  G&K SERVICES INC           COM     361268105     403        10,000    SH               Sole                 10,000     0      0
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8.  GAMING PARTNERS
    INTERNATIONAL CORP         COM     36467A107     416        29,200    SH               Sole                 29,200     0      0
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9.  HEADWATERS INC             COM     42210P102   8,205       250,000    SH               Sole                250,000     0      0
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10. HOLLYWOOD MEDIA
    CORP                       COM     436233100   9,087     1,817,362    SH               Sole              1,817,362     0      0
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11. INVESTOOLS INC             COM     46145P103     258        50,000    SH               Sol                  50,000     0      0
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12. IOMEGA CORP                COM     462030305  12,874     3,000,900    SH               Sole              3,000,900     0      0
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13. LANDEC CORP                COM     514766104   6,232       856,009    SH               Sole                856,009     0      0
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14. MAJESCO HOLDINGS
    INC                        COM     560690208   6,343       598,737    SH               Sole                598,737     0      0
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15. MINDSPEED
    TECHNOLOGIES INC           COM     602682106     223       100,000    SH               Sole                100,000     0      0
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16. NETWORK ENGINES INC        COM     64121A107     210       119,122    SH               Sole                119,122     0      0
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17. NEWPORT CORP               COM     651824104   3,885       268,130    SH               Sole                268,130     0      0
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18. PLANETOUT INC              COM     727058109     384        45,600    SH               Sole                 45,600     0      0
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19. RADYNE COMSTREAM
    INC                        COM     750611402   9,258     1,133,120    SH               Sole              1,133,120     0      0
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20. RENTRAK CORP               COM     760174102   1,909       172,318    SH               Sole                172,318     0      0
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21. SEACHANGE
    INTERNATIONAL INC          COM     811699107     648        50,000    SH               Sole                 50,000     0      0
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22. SONIC FOUNDRY INC          COM     83545R108   3,763     2,542,373    SH               Sole              2,542,373     0      0
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23. TELECOMMUNICATION
    SYSTEMS INC                COM     87929J103   7,180     2,689,130    SH               Sole              2,689,130     0      0
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24. WAL MART STORES INC        COM     931142103     251        5,000     SH               Sole                 5,000      0      0
                                                     ---                                                       ------
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                                                  99,158
                                                  ======